Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Loss Per Common Stock

The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

	2025	2024
	Common Stock	Shares Subject to Possible Redemption	Shares Not Subject to Possible Redemption
Basic and diluted net loss per common stock

Numerator:
Allocation of net loss	$(20,882,176)	$(1,329,745)	$(3,493,157)
Denominator:
Basic and diluted weighted average common shares outstanding	5,795,236	2,188,860	5,750,000
Basic and diluted net loss per common stock	$(3.60)	$(0.61)	$(0.61)

Schedule of Subject to Possible Redemption Reflected in the Consolidated Balance Sheets	At December 31, 2025 and 2024, the Class A common stock subject to possible redemption reflected in the consolidated balance sheets are reconciled in the following table:
Class A Common stock subject to possible redemption	Shares	Amount
December 31, 2023	6,489,246	$71,474,496
Less:
Redemption of Common Stock	(6,239,587)	(70,178,335)
Plus:
Remeasurement of Class A common stock subject to possible redemption	—	1,852,501
December 31, 2024	249,659	$3,148,662

Less:
Redemption of Common Stock	(224,087)	(3,032,225)
Reclassification to stockholders’ equity	(25,561)	(368,426)
Plus:
Remeasurement of Class A common stock subject to possible redemption	—	251,989
December 31, 2025	—	$—

Schedule of Restricted Cash and Cash Equivalents	The Company does not have a surety bond in place, these funds are reserved to satisfy the bond requirements. Due to the long term nature of the surety obligation, these funds have been classified as a non-current asset.
	2025	2024
Unrestricted cash and cash equivalents	$372,165	$39,938
Restricted cash and cash equivalents	811,084	—
Total cash and cash equivalents	$1,183,249	$39,938